Document And Entity Information	0 Months Ended
Dec. 04, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2013
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Dec. 04, 2013
Document Effective Date	Dec. 04, 2013
Prospectus Date	Oct. 29, 2013